Supplementary Information to the Statements of Comprehensive Income (Details) - Schedule of research and development expenses, net of participations - Research and development expenses [Member]
₪ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Supplementary Information to the Statements of Comprehensive Income (Details) - Schedule of research and development expenses, net of participations [Line Items]
Clinical trial phase 3	₪ 31,519	$ 9,804		₪ 52,825	₪ 53,678
Materials and subcontractors	9,193	2,859		5,946	12,287
Salaries and related expenses	5,532	1,721		5,384	4,214
Share-based payment	2,056	640		1,907	119
Patent registration fees	314	98		278	399
Rentals and maintenance of laboratory	958	298		970	1,028
Depreciation	1,887	587		1,293	195
Other	2		[1]	42	136
Total gross	51,463	16,007		68,645	72,056
Participation by IIA and UNISEC					(143)
Research and development expense	₪ 51,463	$ 16,007		₪ 68,645	₪ 71,913

[1]	Represents less than NIS\USD 1.